CONVERTIBLE NOTES PAYABLE (Details Textual) (USD $)	1 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended						12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended			6 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended						9 Months Ended	12 Months Ended	6 Months Ended		0 Months Ended	12 Months Ended			1 Months Ended			6 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended			0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended					1 Months Ended	9 Months Ended	12 Months Ended					12 Months Ended
	Aug. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 12, 2013	Aug. 22, 2013	Jul. 18, 2013	Jan. 16, 2013	Dec. 31, 2013 Non Related Party [Member]	Aug. 19, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]		Dec. 31, 2012 Common Stock [Member]	Sep. 30, 2014 Common Stock [Member] Subsequent Event [Member]	Aug. 31, 2013 IPO [Member]	Jul. 31, 2013 IPO [Member]	Jun. 30, 2014 IPO [Member]	Aug. 31, 2013 Non Related Investors [Member]	Sep. 30, 2014 Maximum [Member] Common Stock [Member] Subsequent Event [Member]	Aug. 31, 2013 Minimum [Member] IPO [Member]	Dec. 31, 2013 Convertibles and Bonds with Warrants Attached [Member]	Aug. 31, 2013 Bridge Loan [Member]	Jul. 18, 2013 Bridge Loan [Member]	Jul. 19, 2013 Bridge Loan [Member]	Aug. 22, 2013 Bridge Loan [Member]	Jul. 31, 2013 Bridge Loan [Member]	Jan. 16, 2013 Bridge Loan [Member]	Sep. 30, 2013 Bridge Loan [Member] Convertibles and Bonds with Warrants Attached [Member]	Dec. 31, 2013 Bridge Loan [Member] Convertibles and Bonds with Warrants Attached [Member]	Jun. 30, 2014 Convertible Notes Payable [Member]	Jun. 30, 2013 Convertible Notes Payable [Member]	Oct. 06, 2011 Treco International, S.A [Member]	Dec. 31, 2013 Treco International, S.A [Member]	Dec. 31, 2011 Treco International, S.A [Member] Convertible Notes Payable [Member]	Oct. 06, 2011 Treco International, S.A [Member] Convertible Notes Payable [Member]	Nov. 30, 2013 MB Technology Holdings LLC [Member]	Aug. 31, 2013 MB Technology Holdings LLC [Member]	Jul. 18, 2013 MB Technology Holdings LLC [Member]	Jun. 30, 2014 MB Technology Holdings LLC [Member]	Dec. 31, 2013 MB Technology Holdings LLC [Member]	Dec. 31, 2011 MB Technology Holdings LLC [Member]	Sep. 30, 2013 MB Technology Holdings LLC [Member]	Jul. 18, 2013 MB Technology Holdings LLC [Member] Non Related Party [Member]	Aug. 31, 2013 MB Technology Holdings LLC [Member] Common Stock [Member]	Aug. 31, 2013 MB Technology Holdings LLC [Member] IPO [Member]	Dec. 31, 2013 MB Technology Holdings LLC [Member] Bridge Loan [Member]	Dec. 31, 2013 MB Technology Holdings LLC [Member] Bridge Loan [Member] Subsequent Event [Member]	Dec. 31, 2013 Related Party [Member]	Jan. 16, 2013 May 2011 Convertible Note [Member]	May 19, 2011 May 2011 Convertible Note [Member]	Jun. 30, 2013 May 2011 Convertible Note [Member]	Dec. 31, 2013 May 2011 Convertible Note [Member]	Dec. 31, 2012 May 2011 Convertible Note [Member]	Jan. 16, 2013 May 2011 Convertible Note [Member] Maximum [Member]	Jan. 16, 2013 May 2011 Convertible Note [Member] Minimum [Member]	Jan. 16, 2013 May 2011 Convertible Note [Member] Bridge Loan [Member]	Mar. 31, 2013 May 2011 Convertible Note [Member] MB Technology Holdings LLC [Member]	Sep. 30, 2013 May 2011 Convertible Note [Member] MB Technology Holdings LLC [Member]	Dec. 31, 2013 May 2011 Convertible Note [Member] MB Technology Holdings LLC [Member]	Dec. 31, 2013 February 2011 Convertible Loan [Member]	Feb. 08, 2011 February 2011 Convertible Loan [Member]	Dec. 31, 2013 February 2011 Convertible Loan [Member] Maximum [Member]	Sep. 30, 2013 February 2011 Convertible Loan [Member] Minimum [Member]	Dec. 31, 2013 February 2011 Convertible Loan [Member] MB Technology Holdings LLC [Member]
Debt Instrument [Line Items]
Convertible Notes Payable										$ 15,000,000																			$ 5,000,000					$ 2,000,000																	$ 15,000,000	$ 15,000,000		$ 15,000,000				$ 4,041,000
Debt Instrument, Maturity Date																																				Oct. 06, 2018																May 19, 2016
Debt Instrument, Convertible, Conversion Price (in dollars per share)					$ 13.30																	$ 5.225				$ 5.225	$ 5.225							$ 35.00			$ 35.00					$ 13.30		$ 13.30										$ 26.25		$ 26.25	$ 13.30			$ 13.30	$ 13.30
Debt Instrument, Frequency of Periodic Payment																										semi-annually								semi-annually		semi-annually																semi-annually
Debt Instrument, Interest Rate, Stated Percentage																										20.00%								9.00%			9.00%															8.00%									9.50%		8.00%
Debt Instrument Percentage Of Facility Fee																																																				2.00%
Debt Instrument, Face Amount					2,000,000																																2,000,000																	17,200,000
Proceeds from Notes Payable		0	450,000		450,000	10,315,000																																																450,000
Accrued Interest And Fees To Related Parties					0	1,127,000																																																	1,100,000
Debt Instrument, Increase, Accrued Interest																									1,355,000																										1,393,000			266,000
Debt Instrument Convertible Modified Strike Price																																																														$ 13.30
Debt Conversion, Converted Instrument, Shares Issued (in shares)					34,749																														6,923												2,187,529							142,857					1,127,819		1,599,453	16,474
Debt Conversion Converted Instrument Stock Options Issued				571,428																										28,727																														571,428	571,428	285,714				571,428
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance					$ 8.75		$ 35.00																																																									$ 35.00	$ 17.50
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					142,857																																																	142,857
Conversion of 2011 Convertible Note Payable Principal Balance		0	15,000,000		15,000,000	0							0	[1]																																								15,000,000
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature					14,100,000
Debt Instrument Percentage Of Fee										3.00%
Loan Origination Fees	50,000
Accrued Interest And Fees								101,000	1,355,000
Bridge Loan										10,000,000
Short-term Debt, Refinanced, Amount																																							1,013,000			1,013,000											2,648,000
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed																																																50.00%	50.00%
Long-term Debt, Gross																							42,857								350	2,000,000		2,000,000
Warrants Exercise Price																							$ 0.35								$ 0.35
Convertible Notes Payable, Current									8,910,000
Stock To be Issued Upon Conversion Of Warrant				1,363,636																																						42,857																			1,363,636
Percentage Of Completed Initial Public Offering																								95.00%
Share Price (in dollars per share)					$ 5.50													$ 0.00001										$ 5.50																																	$ 5.50
Payments for Operating Activities, Total																																								6,768,000					2,267,300
Repayments of Related Party Debt																				125,000																		1,350,000			395,000	1,065,000
Debt Conversion, Original Debt, Amount																																														11,429,000
Interest and Debt Expense, Total					600,000
Stock Issue Price												$ 5.50					$ 5.50	$ 5.50
Debt Instrument, Convertible, Number of Equity Instruments																								1,093,778
Exercise Price Of Warrant (in dollars per share)	$ 6.87				$ 0.35							$ 6.87						$ 6.87						$ 6.87							$ 0.35															$ 6.87
Inducement expense	1,800,000				391,000	0					400,000																																							1,400,000
Number of Shared To Be Issued Upon Conversion of Warrant	1,093,778
Number Of Warrants Issued											237,173							668,896																																856,605
Percentage of Origination Fee									5.00%
Paid-in-Kind Interest					90,000
Interest Payable, Current		42,000			42,000	42,000																										42,000	42,000		42,329
Stock Issued During Period, Shares, New Issues													159,330		11,428	175,000			5,265,000		100,000											34,091											342,857
Interest Expense, Debt																																$ 90,000

[1]	Less than $1